Revenue Recognition (Tables) - Rigetti Holdings [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Disaggregation of revenue	The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Nine Months Ended October 31,
Type of Goods or Service	2021	2020
Development contracts and other services	$5,029,105	$2,534,915
QCaaS	1,910,876	1,589,248

	$6,939,981	$4,124,163

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	6,939,981	4,124,163

	$6,939,981	$4,124,163

Schedule of condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities
Selected condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of October 31, 2021 and January 31, 2021 were as follows:

	October 31, 2021	January 31, 2021
Trade receivables, net	$1,274,181	$327,301
Unbilled receivables	$195,376	$152,073
Deferred revenue—current	$(630,993)	$(491,827)

Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of January 31, 2021 and 2020 were as follows:

	2021	2020
Trade receivables, net	$327,301	$165,225
Unbilled receivables	$152,073	$23,750
Deferred revenue - current	$(491,827)	$(1,850,482)
Deferred revenue - non-current	$—	$(301,201)

Schedule of Changes in deferred revenue from contracts with customers were as follows	Changes in deferred revenue from contracts with customers were as follows:

Nine Months Ended October 31, 2021
Balance at beginning of period	$(491,827)
Deferral of revenue	(5,488,426)
Recognition of deferred revenue	5,349,260

Balance at end of period	$(630,993)

Changes in deferred revenue from contracts with customers were as follows:

	Year Ended January 31,
	2021	2020
Balance at beginning of period	$(2,151,683)	$(339,536)
Deferral of revenue	(364,545)	(2,062,773)
Recognition of deferred revenue	2,024,401	250,626

Balance at end of period	$(491,827)	$(2,151,683)

Based On The Timing Of Transfer Of Goods And Services [Member]
Disaggregation of revenue
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Year Ended January 31,
Type of Goods or Service	2021	2020
Development contracts and other services	$2,919,507	$479,653
QCaaS	2,380,091	208,329
Quantum computing components	243,000	47,500

	$5,542,598	$735,482

Timing of Revenue Recognition
Revenue recognized at a point in time	$243,000	$47,500
Revenue recognized over time	5,299,598	687,982

	$5,542,598	$735,482